Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000012348 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000012348 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012348 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012348 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012348 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012348 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012348 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012348 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	42.00%
C000012348 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012348 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	56.80%
C000012350 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000012350 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012350 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012350 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012350 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012350 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012350 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012350 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	42.00%
C000012350 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012350 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	56.80%
C000126999 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000126999 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000126999 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000126999 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126999 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126999 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000126999 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000126999 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	42.00%
C000126999 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126999 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	56.80%
C000080683 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080683 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080683 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080683 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080683 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080683 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080683 | United States Treasury Inflation Indexed Bonds, 1.875, 2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.20%
C000080683 | Commodity85207K107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000080683 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	46.90%
C000080683 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.20%
C000080683 | U.S. Treasury Obligations912810PS1
Holdings [Line Items]
Percent of Total Investments	18.50%
C000080684 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080684 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080684 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080684 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080684 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080684 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080684 | United States Treasury Inflation Indexed Bonds, 1.875, 2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.20%
C000080684 | Commodity85207K107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000080684 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	46.90%
C000080684 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.20%
C000080684 | U.S. Treasury Obligations912810PS1
Holdings [Line Items]
Percent of Total Investments	18.50%
C000127002 | GOLD BARS
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.125, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000127002 | United States Treasury Inflation Indexed Bonds, 2.375, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.125, 2051-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127002 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127002 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127002 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127002 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127002 | United States Treasury Inflation Indexed Bonds, 1.875, 2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | United States Treasury Inflation Indexed Bonds, 0.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.20%
C000127002 | Commodity85207K107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000127002 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	46.90%
C000127002 | GoldGOLDBARS
Holdings [Line Items]
Percent of Total Investments	27.20%
C000127002 | U.S. Treasury Obligations912810PS1
Holdings [Line Items]
Percent of Total Investments	18.50%
C000012336 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012336 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012336 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012336 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012336 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012336 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | Energy Transfer, L.P., 6.25, 2049-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012336 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012336 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012336 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	31.10%
C000012336 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012336 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	56.90%
C000012338 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012338 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012338 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012338 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012338 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012338 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | Energy Transfer, L.P., 6.25, 2049-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012338 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012338 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012338 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	31.10%
C000012338 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012338 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	56.90%
C000126995 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000126995 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000126995 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126995 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126995 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126995 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | Healthpeak Properties, Inc., 3.5, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | Energy Transfer, L.P., 6.25, 2049-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126995 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126995 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126995 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	31.10%
C000126995 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126995 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	56.90%
C000130991 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130991 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130991 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130991 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000130991 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130991 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130991 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | Fannie Mae Pool, 4.5, 2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130991 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000130991 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130991 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130991 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130991 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	28.10%
C000130991 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	55.60%
C000130992 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130992 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130992 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130992 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000130992 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130992 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130992 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | Fannie Mae Pool, 4.5, 2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130992 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000130992 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130992 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130992 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130992 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	28.10%
C000130992 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	55.60%
C000130993 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130993 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130993 | John Deere Owner Trust 2025, 4.23, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130993 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000130993 | United States Treasury Note, 4.75, 2055-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130993 | United States Treasury Note, 4.625, 2031-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130993 | Israel Government International Bond, 5.5, 2034-03-12
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | Fannie Mae Pool, 4.5, 2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130993 | Kubota Credit Owner Trust 2025-2, 4.42, 2029-09-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000130993 | Abs12674BAD7
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130993 | Utilities025537AJ0
Holdings [Line Items]
Percent of Total Investments	11.40%
C000130993 | Sovereign46514BRL3
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130993 | MBS Passthrough3140M2PG1
Holdings [Line Items]
Percent of Total Investments	28.10%
C000130993 | Equities887432326
Holdings [Line Items]
Percent of Total Investments	55.60%
C000049122 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049122 | 76009NAL4 | Upbound Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049122 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049122 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049122 | 63688RAF4 | National Mentor Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049122 | 03881NAJ6 | Arbor Realty SR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049122 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049122 | 29272WAG4 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049122 | 40518JAA7 | HAH Group Holding Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049122 | 05508WAC9 | B&G Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000049122 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	98.30%
C000065171 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065171 | 76009NAL4 | Upbound Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065171 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065171 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065171 | 63688RAF4 | National Mentor Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065171 | 03881NAJ6 | Arbor Realty SR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065171 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065171 | 29272WAG4 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065171 | 40518JAA7 | HAH Group Holding Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065171 | 05508WAC9 | B&G Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000065171 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	98.30%
C000127001 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127001 | 76009NAL4 | Upbound Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127001 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127001 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127001 | 63688RAF4 | National Mentor Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127001 | 03881NAJ6 | Arbor Realty SR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127001 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127001 | 29272WAG4 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127001 | 40518JAA7 | HAH Group Holding Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127001 | 05508WAC9 | B&G Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000127001 | Financials00489LAL7
Holdings [Line Items]
Percent of Total Investments	98.30%
C000049121 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049121 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049121 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049121 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049121 | 136385101 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000049121 | Industrials000375204
Holdings [Line Items]
Percent of Total Investments	97.50%
C000065170 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065170 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065170 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065170 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065170 | 136385101 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065170 | Industrials000375204
Holdings [Line Items]
Percent of Total Investments	97.50%
C000127000 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127000 | 000375204 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127000 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127000 | 904678406 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127000 | 136385101 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | 48241F104 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000127000 | Industrials000375204
Holdings [Line Items]
Percent of Total Investments	97.50%
C000104306 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104306 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104306 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104306 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104306 | 6460590 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104306 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104306 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104306 | BN6JDH9 | Next Vision Stabilized Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104306 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104306 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104306 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104306 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	94.60%
C000104306 | Energy6245883
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104307 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104307 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104307 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104307 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104307 | 6460590 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104307 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104307 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104307 | BN6JDH9 | Next Vision Stabilized Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104307 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104307 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104307 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104307 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	94.60%
C000104307 | Energy6245883
Holdings [Line Items]
Percent of Total Investments	1.40%
C000127003 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000127003 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127003 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127003 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127003 | 6460590 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127003 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127003 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127003 | BN6JDH9 | Next Vision Stabilized Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127003 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127003 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127003 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.00%
C000127003 | Real Estate6585396
Holdings [Line Items]
Percent of Total Investments	94.60%
C000127003 | Energy6245883
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012342 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012342 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012342 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012342 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012342 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012342 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012342 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012342 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012342 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012342 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012342 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012342 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012342 | Utilities025537101
Holdings [Line Items]
Percent of Total Investments	85.30%
C000012344 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012344 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012344 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012344 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012344 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012344 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012344 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012344 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012344 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012344 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012344 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012344 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012344 | Utilities025537101
Holdings [Line Items]
Percent of Total Investments	85.30%
C000126997 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126997 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126997 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126997 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000126997 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126997 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126997 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126997 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126997 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126997 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126997 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126997 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126997 | Utilities025537101
Holdings [Line Items]
Percent of Total Investments	85.30%
C000012333 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012333 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012333 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012333 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012333 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012333 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012333 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	20.40%
C000012333 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012333 | Materials00790R104
Holdings [Line Items]
Percent of Total Investments	73.50%
C000012335 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012335 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012335 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012335 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012335 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012335 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012335 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	20.40%
C000012335 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012335 | Materials00790R104
Holdings [Line Items]
Percent of Total Investments	73.50%
C000126994 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000126994 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000126994 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126994 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126994 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126994 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126994 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 126408103 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	20.40%
C000126994 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.10%
C000126994 | Materials00790R104
Holdings [Line Items]
Percent of Total Investments	73.50%
C000012330 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012330 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012330 | 75970E107 | Renasant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012330 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012330 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012330 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012330 | Financials65406E102
Holdings [Line Items]
Percent of Total Investments	83.40%
C000012330 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012332 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012332 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012332 | 75970E107 | Renasant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012332 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012332 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012332 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012332 | Financials65406E102
Holdings [Line Items]
Percent of Total Investments	83.40%
C000012332 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	14.90%
C000126993 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000126993 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 922417100 | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 633707104 | National Bank Holdings Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 05379B107 | Avista Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126993 | 75970E107 | Renasant Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126993 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126993 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126993 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000126993 | Financials65406E102
Holdings [Line Items]
Percent of Total Investments	83.40%
C000126993 | Equities887432342
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012339 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012339 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012339 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012339 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012339 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012339 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012339 | G7997R103 | Seagate Technology Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012339 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012339 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012339 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012339 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	91.80%
C000012341 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012341 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012341 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012341 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012341 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012341 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012341 | G7997R103 | Seagate Technology Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012341 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012341 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012341 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012341 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	91.80%
C000126996 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126996 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126996 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126996 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126996 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126996 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126996 | G7997R103 | Seagate Technology Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126996 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126996 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126996 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.20%
C000126996 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	91.80%
C000012345 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012345 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012345 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012345 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012345 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000012345 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012345 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012345 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	55.50%
C000012345 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012345 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	42.80%
C000012347 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012347 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012347 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012347 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012347 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000012347 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012347 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012347 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	55.50%
C000012347 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012347 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	42.80%
C000126998 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000126998 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000126998 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000126998 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000126998 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000126998 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126998 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000126998 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	55.50%
C000126998 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000126998 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	42.80%